Condensed Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 60,876,078	$ 55,237,759
Operating Expenses [Abstract]
Research and Development Expense	57,183,589	27,908,659
General and Administrative Expense	17,085,692	6,772,303
Total operating expenses	74,269,281	34,680,962
(Loss) income from operations	(13,393,203)	20,556,797
Changes in fair value of warrant liabilities	(4,151,068)
Gain on debt extinguishment of Paycheck Protection Program SBA Loan	665,596
Other income	5,488	3,996
Interest expense	(294,459)	(469,151)
Interest Income, Other	23,115	26,131
Net (loss) income	$ (17,144,531)	$ 20,117,773
Earnings Per Share [Abstract]
Earnings Per Share, Basic	$ (0.63)	$ 0.79
Earnings Per Share, Diluted	$ (0.63)	$ 0.74
Weighted Average Number of Shares Outstanding, Basic	27,339,180	25,391,084
Weighted Average Number of Shares Outstanding, Diluted	27,339,180	27,011,482
Grant Revenue [Member]
Revenues [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 60,876,078	$ 55,237,759